RESTATEMENT	12 Months Ended
Dec. 31, 2023
RESTATEMENT
RESTATEMENT

NOTE 4 –RESTATEMENT

The Company has restated the current financial statement for the year ended December 31, 2013 to correct the accounting of the acquisition of intangible assets. As disclosed in Note 4 of the December 31, 2023 financial statements, On March 20, 2023, the “Company entered into an Asset Purchase Agreement wereas the company acquired certain intangible assets in exchange for 5,000,000 restricted shares valued at $875,000. On June 11, 2024, as a result of this change in management, the Company’s Board of Directors voted to cease all prior operations of the Company involving big data analytics software for use in the gaming and financial technology industries, As a result, the Company reevaluated the assets and determined the value to be $0 as of December 31, 2023. As such the Company has decided to restate the prior year financial statements to impair the total value of the assets acquired in the agreement. The effect of the correction is to decrease total assets and increase accumulated deficit by the same amount.

On September 22, 2023, the Company issued 24,000,000 restricted shares of common stock valued at $2,928,000 based on the stock price on the date of the agreement to the Company’s CEO for services beginning October 1, 2023 and ended September 30, 2024. The entire value of the compensation was erroneously recorded to compensation expense. The Company determined that that compensation expense should be recorded over the course of the service period as described in ASC 718. The effect of the correction is to decrease compensation expense and decrease additional paid in capital by the same amount. The corrections on each of the affected financial statement line items as of and for the year ended December 31, 2023.

	As Previously Reported	Adjustment	As Restated
As of December 31, 2023 Consolidated Balance Sheet
Intangibles assets	$875,000	$(875,000)	$-
Total Assets	$875,000	$(875,000)	$-
Accumulated deficit	$(27,453,263)	$1,321,000	$(26,132,263)
Additional paid in capital	$27,718,265	$(2,196,000)	$25,522,265
Total Stockholders' Equity	$374,637	$(875,000)	$(500,363)

For the year ended December 31, 2023
Statement of Operations:

General and administrative	$2,958,878	$(2,196,000)	$762,878
Loss from operations	$(3,024,927)	$(1,321,000)	$(1,703,927)
Net loss	$(3,054,722)	$(1,321,000)	$(1,733,722)